Accounts Payable	6 Months Ended
Mar. 31, 2026
Accounts Payable [Abstract]
ACCOUNTS PAYABLE

NOTE 11 — ACCOUNTS PAYABLE

Accounts payable consisted of the following:

	March 31, 2026	September 30, 2025
Accounts payable	$2,603,358	$3,256,624
Total accounts payable	$2,603,358	$3,256,624

Accounts payable represents the Company’s liabilities to suppliers for raw materials and goods that have been received as of the reporting date but remain unpaid.